Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Equity

16. Equity

(i) As at December 31, 2012 the Company's authorized share capital was 500 million common shares, par value US$0.0001 per share (December 31, 2011: 500 million common shares).

(ii) During the year ended December 31, 2010, 187,734 options were exercised at US$0.0001 per share under the Plan.

(iii) In May 2010, the Forum Warrants were exercised and converted to 1,516,882 common shares at the price of US$0.01 per share (Note 10).

(iv) During the year ended December 31, 2011, 221,658 options were exercised at US$0.0001 per share under the Plan.

(v) On May 16, 2011, the Company announced a share repurchase program of up to US$10 million. During the year ended December 31, 2011, 7,543,530 common shares were repurchased at a total cost of US$7,958,841.

(vi) In June 2011, the Company distributed dividends to common shareholders of US$7,661,057.

(vii) During the year ended December 31, 2012, 76,095 options were exercised at US$0.0001 per share under the Plan.

(viii) During the year ended December 31, 2012, 43,980 options were exercised at US$1.21 per share under the 2007 Plan.

(ix) During the year ended December 31, 2012, 33,500 options were exercised at US$1.365 per share under the 2007 Plan.

(x) On June 19, 2012 the Company announced a new share repurchase program of up to US$20 million. During the year ended December 31, 2012, 4,091,650 common shares were repurchased at a total cost of US$5,708,281.

(xi) During the year ended December 31, 2012, the Company distributed dividends to common shareholders of US$8,769,530.